111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  August 30, 2024

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust IX (the “Trust”) (File Nos. 2-50409 and 811-2464) on behalf of MFS® Corporate Bond Fund, MFS® Limited Maturity Fund, MFS® Municipal Limited Maturity Fund, and MFS® Total Return Bond Fund (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 120 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on August 27, 2024.

 Please call the undersigned at 617-954-4873 or Antoine del Alamo at 617-954-4586 with any questions you may have.

  Sincerely,

  DJANIRA LEAL

  Djanira Leal

  Assistant Counsel